IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of assets [Abstract]
Schedule of impairments (reversals)
For the year ended December 31, 2023, we recorded net impairment charges of $312 million (2022: net impairment charges of $483 million) for non-current assets and $nil (2022: $1,188 million) for goodwill, as summarized in the following table:

For the years ended December 31	2023	2022
Long Canyon	$280	$85
Bulyanhulu	17	—
North Mara	5	—
Veladero	—	490
Reko Diq	—	(120)
Lumwana	—	23
Other	10	5
Total impairment charges of non-current assets	$312	$483
Loulo-Gounkoto goodwill	—	1,188
Total goodwill impairment charges	$—	$1,188
Total impairment charges	$312	$1,671

Schedule of key assumptions used in impairment testing
Assumptions
The short-term and long-term gold and copper price assumptions used in our fourth quarter 2023 and 2022 impairment testing are as follows:

	2023	2022
Gold price per oz (short-term)	$1,900	$1,700
Gold price per oz (long-term)	1,600	1,550
Copper price per lb (short-term)	3.75	3.50
Copper price per lb (long-term)	3.50	3.25
Neither the increase in the long-term gold price nor long-term copper price assumption from 2022 were considered an indicator of impairment reversal as the increased price would not, in isolation, have resulted in the identification of an impairment reversal at our mines with reversible impairments. The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the following table:

	2023	2022
WACC - gold (range)	5%-9%	4%-13%
WACC - gold (avg)	6%	6%
Value per ounce of gold	$40	$—
NAV multiple - gold (avg)	1.2	1.2
LOM years - gold (avg)	23	20

Schedule of carrying value of CGU's
The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2023	Carrying Value
Loulo-Gounkoto	$3,400
Kibali[1]	2,624
Lumwana	1,756
Bulyanhulu	833
Veladero	549
Hemlo	363
Long Canyon	55
[1]Kibali’s carrying value is comprised of the equity investment and JV receivable.